SCHEDULE OF RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Right-of-use assets	$ 211,796	$ 509,553
Lease liabilities - Current	(208,719)	(303,570)
Lease liabilities - Non-Current	(22,924)	(229,276)
Total	$ (231,643)	$ (532,846)